SHARE-BASED COMPENSATION	12 Months Ended
Mar. 31, 2025
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
14. SHARE-BASED COMPENSATION

SHARE-BASED PLANS

As of March 31, 2025, we had share-based awards outstanding under the following plans: (1) the 2017 Non-Employee Director Long-Term Incentive Plan (“2017 Director LTIP”), (2) the 2024 Non-Employee Director Long-Term Incentive Plan (“2024 Director LTIP”) and (3) the 2021 Employee Long-Term Incentive Plan (“2021 Employee LTIP”).
These share-based plans define fair market value as the closing sales price of a share of common stock as quoted on any established stock exchange for such date or the most recent trading day preceding such date if there were no trades on such date.

2021 Employee LTIP

The 2021 Employee LTIP was approved by our stockholders on September 16, 2021, and became effective October 1, 2021. Under the 2021 Employee LTIP, 3,000,000 shares were authorized for grant of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, or other share-based awards to ePlus employees.

The purpose of the 2021 Employee LTIP is to encourage our employees to acquire a proprietary interest in the growth and performance of ePlus, thus enhancing the value of ePlus for the benefit of its stockholders, and to enhance our ability to attract and retain exceptionally qualified individuals. These plans are administered by the Compensation Committee.

Shares issuable under these plans may consist of authorized but unissued shares or shares held in our treasury. Under these plans, the Compensation Committee will determine the time and method of exercise or vesting of the awards. Shares under these plans will not be used to compensate our outside directors, who may be compensated under the separate 2024 Director LTIP, as discussed below.

2017 Director LTIP and 2024 Director LTIP

On September 12, 2024, our shareholders approved the 2024 Director LTIP. The 2024 Director LTIP replaces the 2017 Director LTIP. Beginning September 12, 2024, we permanently ceased issuing any additional shares under the 2017 Director LTIP. The maximum aggregate number of shares that may be issued as restricted shares under the 2024 Director LTIP is 300,000 shares. The purpose of the 2024 Director LTIP is to align the economic interests of the directors with the interests of stockholders by including equity as a component of pay and to attract, motivate and retain experienced and knowledgeable directors. Each director receives an annual grant of restricted stock having a grant-date fair value equal to the cash compensation earned by an outside director during our fiscal year ended immediately before the respective annual grant-date. These restricted shares are prohibited from being sold, transferred, assigned, pledged, or otherwise encumbered or disposed of. The shares vest on the one-year anniversary from the date of the grant. In addition, each director may also elect to receive stock in lieu of their cash compensation. Stock received in lieu of cash is issued under the 2024 Director LTIP and vests immediately.

RESTRICTED STOCK ACTIVITY

During the year ended March 31, 2025, we granted 729 restricted shares under the 2017 Director LTIP, 7,966 restricted shares under the 2024 LTIP, and 121,097 restricted shares under the 2021 Employee LTIP.

Cumulatively, as of March 31, 2025, we have granted a total of 115,665 restricted shares under the 2017 Director LTIP, 7,966 shares under the 2024 Director LTIP, and 412,605 restricted shares under the 2021 Employee LTIP.

The following table provides a summary of the non-vested restricted shares for the year ended March 31, 2025:

	Number of shares	Weighted average grant-date fair value
Nonvested April 1, 2024	308,411	$55.02
Granted	129,792	$74.02
Vested	(158,512)	$53.55
Forfeited	(3,918)	$61.08
Nonvested March 31, 2025	275,773	$64.80

In each of the years ended March 31, 2025, 2024, and 2023, we used the closing stock price on the grant date or, if the grant date fell on a date the stock was not traded, the previous day’s closing stock price for the fair value of the award.
The weighted-average grant date fair value of restricted shares granted during the years ended March 31, 2025, 2024, and 2023 was $74.02, $56.50, and $56.50, respectively.

The aggregated fair value of restricted shares that vested during the years ended March 31, 2025, 2024, and 2023 was $8.5 million, $7.8 million, and $7.1 million, respectively.

Upon each vesting period of the restricted stock awards to employees, participants are subject to minimum tax withholding obligations. Each of the 2021 Employee LTIP, the 2017 Director LTIP, and the 2024 Director LTIP allow us to withhold enough shares due to the participant to satisfy their minimum tax withholding obligations. For the year ended March 31, 2025, we withheld 52,450 shares of common stock at a value of $3.8 million, which was included in treasury stock. For the year ended March 31, 2024, we withheld 53,945 shares of common stock at a value of $3.0 million, which was included in treasury stock.

PERFORMANCE STOCK UNITS

Beginning with the fiscal year ended March 31, 2024, we granted Performance Stock Units (“PSUs”) to our executive officers under our 2021 Employee LTIP. The PSUs will vest based on the achievement of certain performance goals at the end of a three-year performance period. The PSUs represent the right to receive shares of our common stock at the time of vesting. The total number of PSUs that vest range from 0% to 200% of the target number of PSUs based on our achievement of certain performance targets.

The following table provides a summary of the nonvested PSUs for the fiscal year ended March 31, 2025:

	Number of units	Weighted average grant-date fair value
Nonvested April 1, 2024	15,120	$61.17
Granted	19,415	$78.54
Nonvested March 31, 2025	34,535	$70.94

EMPLOYEE STOCK PURCHASE PLAN

We provide eligible employees the opportunity to purchase shares of our stock through the 2022 Employee Stock Purchase Plan (“ESPP”). Under this plan, eligible employees may purchase up to an aggregate of 2.50 million shares of our stock. Employees in this plan contribute part of their earnings over a six-month offering period. At the end of each offering period, employees purchase our shares using their contributions at a discount off the lesser of the closing market price on the first or the last trading day of each offering period. During the year ended March 31, 2025, and March 31, 2024, we issued 58,064 shares at a weighted average price of $62.61 per share and 70,715 shares at a weighted average price of $42.69 per share, respectively, under the ESPP. As of March 31, 2025, there were 2.37 million shares remaining under the ESPP.

COMPENSATION EXPENSE

The following table provides a summary of our total share-based compensation expense, including for restricted stock awards, PSUs, our ESPP, and the related income tax benefit for the years ended March 31, 2025, 2024 and 2023, respectively (in thousands):

	Year ended March 31,
	2025	2024	2023
Equity-based compensation expense	$9,725	$9,471	$7,580
Income tax benefit	$(2,713)	$(2,652)	$(2,031)
We recognized the income tax benefit as a reduction to our provision for income taxes. As of March 31, 2025, the total unrecognized compensation expense related to non-vested restricted stock was $10.7 million, which is expected to be recognized over a weighted-average period of 27 months.

We also provide our employees with a contributory 401(k) profit-sharing plan. We may make contributions, which are fully vested when they are made, to the plan. These contributions are not required, and the amount of our contributions are entirely within our discretion. For the years ended March 31, 2025, 2024, and 2023, we recognized expense for employer contributions to the plan of $5.6 million, $4.6 million, and $4.1 million, respectively.